OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES - Schedule of other accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Accounts Payable And Accrued Expenses [Abstract]
Liabilities in respect of employees, wages and institutions in respect of wages	$ 3,846	$ 2,584
Accrued expenses	1,241	6,862
Accrued interest of long-term bank loans	2,823	0
Liabilities to government institutions due to grants received	308	136
Tax accrual	122	122
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 8,340	$ 9,704